SSGA Active Trust

One Iron Street

Boston, MA 02210

September 12, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	SSGA Active Trust (“Registrant”)

File Nos.: 333-173276 and 811-22542

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the SPDR Galaxy Digital Asset Ecosystem ETF, SPDR Galaxy Hedged Digital Asset Ecosystem ETF and SPDR Galaxy Transformative Tech Accelerators ETF, each a series of the above-referenced Registrant do not differ from the Prospectuses contained in Post-Effective Amendment No. 219 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on September 9, 2024 with a designated effective date of September 9, 2024 (Accession No. 0001193125-24-215334).

Any comments or questions with respect to this filing should be directed to my attention at (617) 664-6507.

Sincerely,

/s/ Edmund Gerard Maiorana, Jr.
Edmund Gerard Maiorana, Jr.
Assistant Secretary

Cc:   W. John McGuire, Esq.